Equity (Details) - Schedule of Stock Option Pricing Model of Monte Carlo Simulation Model (Parentheticals)	6 Months Ended
Jun. 30, 2024
Schedule of Monte Carlo Simulation Model [Abstract]
Risk-Free Rate	5 years